CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (UNAUDITED) (Parenthetical) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Income Statement [Abstract]
Amortization of intellectual property	$ 15,150	$ 14,697	$ 35,071	$ 30,011
Stock compensation costs	$ 20,833		$ 1,467,335	$ 0